RELATED PARTIES BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES BALANCE AND TRANSACTIONS

NOTE 9 – RELATED PARTIES BALANCE AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Maderic Holding Limited	Shareholder of IEC
HFO Investment Group Limited	Shareholder of IEC
Coalville Holdings Limited	Controlled by Dr. Wirawan Jusuf
Mr. Ignatius Indiarto	Commissioner of GWN, subsidiary of IEC
Mr. Mirza F. Said	Chief Business Development Officer of IEC

The related party transactions during the years ended December 31, 2020 ,2019 and 2018 are as follows:

	Years Ended December 31,
	2020	2019	2018
Repayment from a related party
Coalville Holdings Limited	$-	$-	$160,100
Repayment from a related party	$-	$-	$160,100

Loan from a related party
Maderic Holding Limited	$-	$3,800,000	$4,500,000
Repayment to related parties
Maderic Holding Limited	-	(3,800,000)	(2,140,000)
Net loan from related parties	$-	$-	$2,360,000

Shareholder debts converted to capital contribution
Maderic Holding Limited	$-	$-	$21,150,000
HFO Investment Group Limited	-	-	3,150,000
Total shareholder debts converted to capital contribution	$-	$-	$24,300,000

NCI subscription receivables transferred to the Company
Mr. Ignatius Indiarto (HNE)	$-	$-	$7,750
Mr. Mirza F. Said (HNE)	-	-	7,455
Mr. Mirza F. Said (CNE)	-	-	7,750
Total NCI subscription receivables transferred to the Company	$-	$-	$22,955